Subsequent events (Details) - USD ($)					1 Months Ended
	May 10, 2024	Apr. 30, 2024	Apr. 16, 2024	Apr. 05, 2024	Mar. 31, 2024	Dec. 31, 2023
Subsequent events
Common stock earnout shares						2,400,000
Subsequent events | B. Riley Principal Capital II
Subsequent events
Issuance of common stock (in shares)			171,821
Common stock related to the principal balance			25,000
Subsequent events | Financing Note
Subsequent events
Total face value of the convertible notes	$ 250	$ 430		$ 1,650
Conversion price	$ 5	$ 5		$ 5
Subsequent events | Earnout Waiver Agreement
Subsequent events
Number of shares under lock up					2,146,067
Number of shares released from lock up					2,146,067